Description of Business - Schedule of new contractual vessels (Table) (Details)	6 Months Ended
Jun. 30, 2021
GSL MYNY [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	6,008
Lightweight (tons)	24,873
Year Built	2000
Charterer	Maersk
GSL Tripoli [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	5,470
Lightweight (tons)	22,259
Year Built	2009
Charterer	Maersk
GSL Kithira [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	5,470
Lightweight (tons)	22,108
Year Built	2009
Charterer	Maersk
GSL Tinos [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	5,470
Lightweight (tons)	22,067
Year Built	2010
Charterer	Maersk
GSL Syros [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	5,470
Lightweight (tons)	22,098
Year Built	2010
Charterer	Maersk
GSL Suzan [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	4,363
Lightweight (tons)	17,309
Year Built	2008
Charterer	CMA CGM
GSL Rossi [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	3,421
Lightweight (tons)	16,309
Year Built	2012
Charterer	Gold Star
GSL Alice [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	3,421
Lightweight (tons)	16,209
Year Built	2014
Charterer	CMA CGM
GSL Eleftheria [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	3,405
Lightweight (tons)	16,209
Year Built	2013
Charterer	Maersk
GSL Melina [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	3,400
Lightweight (tons)	16,209
Year Built	2013
Charterer	Maersk
Matson Molokai [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,824
Lightweight (tons)	12,032
Year Built	2007
Charterer	Matson
GSL Lalo [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,824
Lightweight (tons)	11,951
Year Built	2006
Charterer	ONE
GSL Mercer [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,824
Lightweight (tons)	11,970
Year Built	2007
Charterer	Hapag Lloyd
GSL Elizabeth [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,742
Lightweight (tons)	11,507
Year Built	2006
Charterer	ONE
GSL Chloe [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,546
Lightweight (tons)	12,212
Year Built	2012
Charterer	ONE
GSL Maren [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	2,546
Lightweight (tons)	12,212
Year Built	2014
Charterer	Westwood
GSL Amstel [Member]
Lessor, Lease, Description [Line Items]
Capacity in TEUs	1,118
Lightweight (tons)	5,167
Year Built	2008
Charterer	CMA CGM